Shareholders' Equity - Shares Issued and Outstanding and Carrying Amount of Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Shares Issued and Outstanding (in shares)	243,510	243,510
Liquidation Preference	$ 7,026	$ 7,026
Discount	218	218
Carrying Amount	$ 6,808	$ 6,808
Preferred Stock par value (in dollars per share)	$ 1	$ 1
Series A
Class of Stock [Line Items]
Shares Issued and Outstanding (in shares)	12,510	12,510
Liquidation Preference	$ 1,251	$ 1,251
Discount	145	145
Carrying Amount	$ 1,106	$ 1,106
Series B
Class of Stock [Line Items]
Shares Issued and Outstanding (in shares)	40,000	40,000
Liquidation Preference	$ 1,000	$ 1,000
Discount	0	0
Carrying Amount	$ 1,000	$ 1,000
Series J
Class of Stock [Line Items]
Shares Issued and Outstanding (in shares)	40,000	40,000
Liquidation Preference	$ 1,000	$ 1,000
Discount	7	7
Carrying Amount	$ 993	$ 993
Series K
Class of Stock [Line Items]
Shares Issued and Outstanding (in shares)	23,000	23,000
Liquidation Preference	$ 575	$ 575
Discount	10	10
Carrying Amount	$ 565	$ 565
Series L
Class of Stock [Line Items]
Shares Issued and Outstanding (in shares)	20,000	20,000
Liquidation Preference	$ 500	$ 500
Discount	14	14
Carrying Amount	$ 486	$ 486
Series M
Class of Stock [Line Items]
Shares Issued and Outstanding (in shares)	30,000	30,000
Liquidation Preference	$ 750	$ 750
Discount	21	21
Carrying Amount	$ 729	$ 729
Series N
Class of Stock [Line Items]
Shares Issued and Outstanding (in shares)	60,000	60,000
Liquidation Preference	$ 1,500	$ 1,500
Discount	8	8
Carrying Amount	$ 1,492	$ 1,492
Series O
Class of Stock [Line Items]
Shares Issued and Outstanding (in shares)	18,000	18,000
Liquidation Preference	$ 450	$ 450
Discount	13	13
Carrying Amount	$ 437	$ 437